Concentration of Risk (Tables)	12 Months Ended
Jun. 30, 2021
Concentration of Risk
Summary of customer concentrations

	A	B	C	D	E	F	G	H	I	J

Year Ended June 30, 2021
Revenues, customer concentration risk	18%	11%	*	*	*	*	*	*	—	—
Year Ended June 30, 2020
Revenues, customer concentration risk	*	—	—	—	*	26%	15%	10%	*	*
Year Ended June 30, 2019
Revenues, customer concentration risk	—	—	—	—	—	—	—	—	16%	*
As of June 30, 2021 (1)
Accounts receivable (from third parties and related parties), customer concentration risk	*	*	18%	16%	14%	*	—	*	—	—
As of June 30, 2020 (1)
Accounts receivable (from third parties and related parties), customer concentration risk	*	—	—	—	*	22%	34%	*	—	—
(1)

The denominator for the calculation of accounts receivable, customer concentration risk was the total amount of accounts receivable from third parties and accounts receivable from related parties (as disclosed in Note 15 below) as of June 30, 2020 and 2021, respectively.

*	Less than 10%.
-	No transaction incurred for the reporting period/no balance existed as of the reporting date.